RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTION (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Number of Contract Renewals	2
Affiliate	$ 60,864	$ 56,202
Operating and maintenance expenses	1,674	1,618
General and administrative expenses	$ 1,700	$ 1,654
Term of Renewal	5 years